Share-Based Compensation - Schedule of Share-based Compensation Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 198,825		¥ 177,262	¥ 122,636
Processing and servicing cost
SHARE-BASED COMPENSATION
Share-based compensation expenses	11,391	$ 1,746	10,472	8,111
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	32,486	4,979	28,611	18,223
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	46,116	7,068	42,977	33,169
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 108,832	$ 16,679	¥ 95,202	¥ 63,133